Taxes recoverable	12 Months Ended
Jun. 30, 2024
Tax Assets [Abstract]
Taxes recoverable	Taxes recoverable

	2024	2023

State VAT (“ICMS”) (i)	86,556	78,805
Brazilian federal contributions (ii)	280,854	239,815
Colombian federal contributions	35,610	21,284

Total	403,020	339,904

Current	103,792	57,001
Non-current	299,228	282,903
(i)Refers to the Brazilian value-added tax on sales and services. The Group’s ICMS relates mainly to the purchase of inputs and the Group has the benefit of a reduced ICMS tax rate.
(ii)Includes: a) credits arising from the Brazilian government’s taxes charged for the social integration program (PIS) and the social security program (COFINS), and Brazilian corporate income tax and social contributions. These credits, which are recognized as current assets, will be used by the Group to offset other Federal taxes; b) withholding and overpaid taxes which can be used to settle overdue or future payable federal taxes; c) withholding income tax on cash equivalents which can be used to offset taxes owed at the end of the calendar year, in case of taxable profit, or are carried forward in case of tax loss.
Income tax Benefits arising from ICMS deduction
During the 2023/2024 period, the Group benefited from deducting the ICMS tax benefit, as described in item (i), in the income tax calculation. This deduction was applied to the tax calculation for the calendar year 2023 (January to December) as well as for previous years, resulting in an income tax credit of R$71,130, which was recognized in the year ended June 30, 2024, under “Brazilian federal contribution.”
In accordance with Article 30 of Law No. 12,973/2014, ICMS benefits must be allocated to the fiscal incentive reserve when sufficient profits are available in each subsidiary. Additionally, under the same law, these tax benefits must be included in the calculation base for Corporate Income Tax (IRPJ) and Social Contribution on Net Profits (CSLL) when dividends are distributed or capital is returned to the subsidiaries' shareholders.
As of June 30, 2024, the fiscal incentive reserve balance in the subsidiaries amounted to R$458,560, with an unallocated fiscal benefit of at R$916,757 due to insufficient profits. The Group has no plans for its subsidiaries to distribute these incentive amounts to the parent company. However, should dividends be distributed, the relevant tax laws will apply.
It is important to note that, as a result of the amendments introduced by Law No. 14,789/23, Article 30 of Law No. 12,973/2014 has been repealed, eliminating the ability to exclude ICMS benefit amounts from the income tax base for the current and future fiscal years, starting from January 2024. Despite this legislative change, the tax credits recorded on the balance sheet remain recoverable.